Schedule of Investments (unaudited)
February 28, 2025
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.4%
Boeing Co. (The)(a)	153,562	$ 26,816,532
Bombardier, Inc., Class B(a)	20,000	1,156,385
General Electric Co.	99,125	20,516,893
Howmet Aerospace, Inc.	572,803	78,244,890
Karman Holdings, Inc.(a)	76,041	2,398,333
Standardaero, Inc.(a)(b)	1,004,223	28,349,215
		157,482,248
Biotechnology — 0.3%
SpringWorks Therapeutics, Inc.(a)	239,702	13,845,188
Chemicals — 1.7%
Arcadium Lithium PLC(a)	6,341,724	37,035,668
Dow, Inc.	5,504	209,757
DuPont de Nemours, Inc.	279,085	22,820,781
Olin Corp.	755,355	19,178,464
		79,244,670
Commercial Services & Supplies — 1.3%
GFL Environmental, Inc.	1,295,269	58,494,348
Communications Equipment — 1.8%
Juniper Networks, Inc.	2,379,048	86,121,538
Construction Materials — 0.7%
CRH PLC	308,498	31,627,215
Diversified Telecommunication Services — 1.2%
Frontier Communications Parent, Inc.(a)	1,515,021	54,525,606
Electrical Equipment — 0.5%
GE Vernova, Inc.	68,419	22,932,680
Electronic Equipment, Instruments & Components — 0.3%
Ingram Micro Holding Corp.(a)	190,573	4,108,754
Keysight Technologies, Inc.(a)	72,737	11,603,734
		15,712,488
Entertainment — 0.3%
Netflix, Inc.(a)	16,255	15,939,003
Food Products — 4.5%
Kellanova	2,556,877	211,965,103
Health Care Equipment & Supplies — 0.7%
Envista Holdings Corp.(a)	1,562,258	31,213,915
Neogen Corp.(a)	71,889	722,484
		31,936,399
Health Care Providers & Services — 0.8%
Brookdale Senior Living, Inc.(a)	1,623,435	9,253,580
Cigna Group (The)	89,124	27,525,947
Elevance Health, Inc.	2,684	1,065,226
		37,844,753
Health Care REITs — 0.9%
Welltower, Inc.	268,497	41,216,974
Hotels, Restaurants & Leisure — 0.7%
Caesars Entertainment, Inc.(a)(b)	859,121	28,540,000
Cava Group, Inc.(a)	50,100	4,761,003
		33,301,003
Industrial REITs — 0.1%
Lineage, Inc.	59,095	3,560,474
Interactive Media & Services — 0.4%
Meta Platforms, Inc., Class A	28,792	19,238,814
Security	Shares	Value
IT Services — 0.5%
Cloudflare, Inc., Class A(a)	67,465	$ 9,802,665
Shopify, Inc., Class A(a)	77,056	8,630,272
Snowflake, Inc., Class A(a)	25,683	4,548,459
		22,981,396
Life Sciences Tools & Services — 1.3%
Danaher Corp.	293,373	60,951,174
Metals & Mining — 1.3%
ATI, Inc.(a)	246,963	14,363,368
United States Steel Corp.	1,140,886	45,886,435
		60,249,803
Personal Care Products — 1.8%
Coty, Inc., Class A(a)(b)	7,297,091	41,520,448
Kenvue, Inc.	1,725,370	40,718,732
		82,239,180
Pharmaceuticals — 5.0%
Intra-Cellular Therapies, Inc.(a)	1,832,502	234,926,756
Professional Services — 0.3%
UL Solutions, Inc., Class A	249,027	13,245,746
Semiconductors & Semiconductor Equipment — 0.5%
GLOBALFOUNDRIES, Inc.(a)(b)	445,025	17,253,619
Lattice Semiconductor Corp.(a)	121,871	7,597,438
		24,851,057
Software — 3.2%
Altair Engineering, Inc., Class A(a)	224,305	25,032,438
Aspen Technology, Inc.(a)	91,975	24,396,369
Crowdstrike Holdings, Inc., Class A(a)	37,715	14,696,027
DoubleVerify Holdings, Inc.(a)	2,338,915	32,510,918
Elastic NV(a)	75,011	8,728,280
Five9, Inc.(a)	56,514	2,045,807
Informatica, Inc., Class A(a)	436,991	8,372,747
SailPoint, Inc.(a)	15,505	372,120
Salesforce, Inc.	30,794	9,171,993
ServiceNow, Inc.(a)	11,926	11,088,318
ServiceTitan, Inc., Class A(a)	1,172	111,270
Unity Software, Inc.(a)(b)	66,103	1,694,881
Workday, Inc., Class A(a)	28,043	7,384,844
Zoom Communications, Inc., Class A(a)	47,228	3,480,703
		149,086,715
Specialty Retail — 0.3%
Bath & Body Works, Inc.	124,423	4,507,845
Carvana Co., Class A(a)	43,918	10,237,286
		14,745,131
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.(a)	60,779	7,015,112
H&E Equipment Services, Inc.	780,049	74,806,699
		81,821,811
Total Common Stocks — 35.6% (Cost: $1,415,023,519)		1,660,087,273

		Par (000)
Corporate Bonds
Aerospace & Defense — 1.0%
Boeing Co. (The), 2.20%, 02/04/26	USD	17,000	16,588,301
Bombardier, Inc.
6.00%, 02/15/28(c)		5,291	5,274,381
8.75%, 11/15/30(c)		6,147	6,581,913

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.
7.00%, 06/01/32(c)	USD	7,000	$ 7,096,780
Spirit AeroSystems, Inc., 9.75%, 11/15/30(c)		7,000	7,749,805
TransDigm, Inc., 4.63%, 01/15/29		3,670	3,488,410
			46,779,590
Chemicals — 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(c)		7,059	6,912,260
Consumer Finance — 0.3%
Ford Motor Credit Co. LLC
3.38%, 11/13/25		4,412	4,354,384
4.39%, 01/08/26		4,412	4,382,390
SoFi Technologies, Inc., 0.00%, 10/15/26(c)(d)(e)		4,126	4,274,536
			13,011,310
Consumer Staples Distribution & Retail — 0.1%
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		2,800	2,737,031
Diversified Consumer Services — 0.4%
Sotheby’s, 7.38%, 10/15/27(c)		20,957	20,770,585
Diversified REITs — 0.2%
VICI Properties LP, 4.38%, 05/15/25		9,288	9,266,386
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25(c)		712	710,461
			9,976,847
Financial Services — 0.3%
Block, Inc., 0.25%, 11/01/27(d)		6,053	5,296,375
Coinbase Global, Inc., 3.63%, 10/01/31(c)		4,000	3,467,856
Shift4 Payments, Inc., 0.00%, 12/15/25(d)(e)		2,448	3,171,384
			11,935,615
Ground Transportation — 0.1%
Uber Technologies, Inc., Series 2028, 0.88%, 12/01/28(d)		3,306	4,099,440
Health Care Equipment & Supplies — 0.1%
Merit Medical Systems, Inc., 3.00%, 02/01/29(c)(d)		2,650	3,505,950
Health Care Providers & Services — 1.1%
Brookdale Senior Living, Inc., 3.50%, 10/15/29(c)(d)		8,391	7,740,697
CHS/Community Health Systems, Inc., 5.63%, 03/15/27(c)		7,497	7,229,449
LifePoint Health, Inc., 11.00%, 10/15/30(c)		10,266	11,297,076
Tenet Healthcare Corp.
6.25%, 02/01/27		13,500	13,483,528
4.25%, 06/01/29		13,767	12,991,397
			52,742,147
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(c)		1,313	1,347,258
Health Care Technology — 0.1%
Evolent Health, Inc., 3.50%, 12/01/29(d)		3,284	2,690,910
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc., 8.13%, 07/01/27(c)		3,775	3,811,255
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		9,500	8,982,680
			12,793,935
Machinery — 0.1%
Middleby Corp. (The), 1.00%, 09/01/25(d)		1,989	2,586,496
Security		Par (000)	Value
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.50%, 05/01/26(c)	USD	20,588	$ 20,560,937
7.38%, 03/01/31(c)		9,722	10,005,027
DISH Network Corp., 11.75%, 11/15/27(c)		17,400	18,359,984
Spotify U.S.A., Inc., 0.00%, 03/15/26(d)(e)		5,784	7,298,829
			56,224,777
Passenger Airlines — 0.3%
JetBlue Airways Corp., 0.50%, 04/01/26(d)		1,196	1,122,446
Latam Airlines Group SA
13.38%, 10/15/29(c)		7,000	7,967,260
7.88%, 04/15/30(c)		7,000	7,041,230
			16,130,936
Personal Care Products — 0.4%
Coty, Inc., 5.00%, 04/15/26(c)		16,418	16,375,668
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(c)		4,152	4,237,630
			20,613,298
Software — 0.6%
Bentley Systems, Inc., 0.13%, 01/15/26(d)		3,616	3,523,792
Box, Inc., 0.00%, 01/15/26(d)(e)		2,399	3,115,101
Cloud Software Group, Inc., 6.50%, 03/31/29(c)		20,809	20,468,403
			27,107,296
Wireless Telecommunication Services — 0.4%
T-Mobile U.S.A., Inc., 2.63%, 04/15/26		20,320	19,910,768
Total Corporate Bonds — 7.1% (Cost: $323,062,442)			331,876,449
Floating Rate Loan Interests(f)
Aerospace & Defense — 0.3%
Transdigm, Inc., Tranche I Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 7.08%, 08/24/28		14,888	14,914,298
Building Products — 0.2%
MI Windows & Doors LLC, Term B-2 Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 3.00%), 7.32%, 03/28/31		6,982	6,990,416
Electric Utilities — 0.1%
Talen Energy Supply LLC
2024-1 Incremental Term B Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 2.50%), 6.82%, 12/13/31		799	799,599
Initial Term B Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.82%, 05/17/30		2,992	2,993,662
			3,793,261
Health Care Equipment & Supplies — 1.3%
Medline Borrower LP, Third Amendment Incremental Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.25%), 6.57%, 10/23/28		60,838	60,902,802
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.
2025 Repricing Term Loan (2027), (1 mo. CME Term SOFR US at 0.75% Floor + 2.00%), 6.32%, 08/08/27		8,752	8,735,446

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
2025 Repricing Term Loan (2028), (1 mo. CME Term SOFR US at 0.75% Floor + 2.00%), 6.32%, 10/18/28	USD	12,625	$ 12,617,868
Fertitta Entertainment LLC, Initial B Term Loan, 7.81%, 01/27/29(g)		6,982	6,980,236
			28,333,550
Leisure Products — 0.0%
NorthPole Newco S.a.r.l., Tranche B-1 Term Loan, (3 mo. PRIME at 0.00% Floor + 7.00%), 15.50%, 03/18/25(a)(h)(i)		4,201	210,049
Metals & Mining — 0.3%
Arsenal Aic Parent LLC, 2025 Refinancing Term B Loan, (1 mo. CME Term SOFR US at 0.00% Floor + 2.75%), 7.07%, 08/18/30		14,799	14,803,178
Software — 0.8%
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, (3 mo. CME Term SOFR US at 0.50% Floor + 3.50%), 7.83%, 03/30/29		37,028	37,130,497
Specialty Retail — 0.2%
Restoration Hardware, Inc., Initial Term Loan, (1 mo. CME Term SOFR US at 0.50% Floor + 2.50%), 6.94%, 10/20/28		2,992	2,945,768
Torrid LLC
Closing Date Term Loan, (3 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 10.07%, 06/14/28		62	57,229
Closing Date Term Loan, (6 mo. CME Term SOFR US at 0.00% Floor + 5.50%), 10.18%, 06/14/28		4,099	3,777,106
			6,780,103
Total Floating Rate Loan Interests — 3.8% (Cost: $177,971,211)			173,858,154

	Shares
Investment Companies
Equity Funds — 0.0%
Altaba, Inc. Escrow(a)	445,570	646,076
Fixed-Income Funds — 8.1%
iShares iBoxx $ High Yield Corporate Bond ETF(b)(j)	2,622,927	210,175,141
SPDR Bloomberg High Yield Bond ETF(b)	1,690,000	164,132,800
		374,307,941
Total Investment Companies — 8.1% (Cost: $356,858,406)		374,954,017
Preferred Securities
Preferred Stocks — 0.9%
Aerospace & Defense — 0.3%
Boeing Co. (The), 6.00%(d)	275,600	16,502,928
Security	Shares	Value
Health Care Providers & Services — 0.3%
Brookdale Senior Living, Inc., 7.00%(d)	167,000	$ 13,308,230
Software — 0.0%
DataRobot, Inc., Series F (Acquired 10/27/20, cost $2,186,006)(a)(i)(k)	166,337	838,338
Trading Companies & Distributors — 0.3%
WESCO International, Inc., Series A, 10.63%(l)	492,129	12,731,377
Total Preferred Securities — 0.9% (Cost: $37,234,392)		43,380,873
Rights
Biotechnology — 0.0%
Gracell Biotechnologies, Inc., CVR(a)	291,020	14,551
Total Rights — 0.0% (Cost: $ —)		14,551
Total Long-Term Investments — 55.5% (Cost: $2,310,149,970)		2,584,171,317
Short-Term Securities
Money Market Funds — 45.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(j)(m)(n)	73,233,859	73,270,475
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(j)(m)	2,066,678,347	2,066,678,347
Total Short-Term Securities — 45.9% (Cost: $2,139,943,670)		2,139,948,822
Total Investments — 101.4% (Cost: $4,450,093,640)		4,724,120,139
Liabilities in Excess of Other Assets — (1.4)%		(64,530,517)
Net Assets — 100.0%		$ 4,659,589,622

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.
(e)	Zero-coupon bond.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)	Affiliate of the Fund.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $838,338, representing less than 0.05% of its net assets as of period end, and an original cost of $2,186,006.

(l)	Perpetual security with no stated maturity date.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 62,953,070	$ 10,297,788 (a)	$ —	$ 14,151	$ 5,466	$ 73,270,475	73,233,859	$ 349,029 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,278,697,596	—	(1,212,019,249)(a)	—	—	2,066,678,347	2,066,678,347	105,466,013	—
iShares iBoxx $ High Yield Corporate Bond ETF	202,306,360	—	—	—	7,868,781	210,175,141	2,622,927	9,094,294	—
				$ 14,151	$ 7,874,247	$ 2,350,123,963		$ 114,909,336	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
NASDAQ 100 E-Mini Index	31	03/21/25	$ 12,970	$ 694,716
S&P 500 E-Mini Index	443	03/21/25	132,086	3,359,114
				$ 4,053,830

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(w)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(a)	12/22/25	$ (94,618,478)	$(437,428)(b)	$ (95,327,777)	4.1%
	Monthly	BNP Paribas SA(c)	07/22/26	51,325,179	244,307 (d)	51,600,882	1.5
	Monthly	Citibank N.A.(e)	02/24/28	(9,616,279)	(1,710,818)(f)	(10,605,145)	6.6
	Monthly	Citibank N.A.(g)	02/24/28	(28,437,983)	2,840,821 (h)	(25,636,089)	1.5
	Monthly	Goldman Sachs Bank USA(i)	08/18/26	62,714,267	367,373 (j)	63,173,045	3.6
	Monthly	JPMorgan Chase Bank N.A.(k)	02/09/26	(4,350,387)	5,710,281 (l)	3,157,627	11.2
	Monthly	JPMorgan Chase Bank N.A.(m)	02/09/26	(323,137,781)	4,479,617 (n)	(319,348,383)	8.3
	Monthly	Morgan Stanley & Co. International PLC(o)	11/06/26	(4,607,951)	2,712 (p)	(4,606,843)	0.1
	Monthly	Morgan Stanley & Co. International PLC(q)	11/06/26	96,173,116	4,580,531 (r)	100,825,436	4.6
	Monthly	SG Americas Securities, LLC(s)	08/12/25	244,901,350	477,660 (t)	245,775,352	7.1
	Monthly	UBS AG(u)	03/18/25–03/19/25	(3,304,650)	(177,563)(v)	(2,849,456)	3.2
					$ 16,377,493	$ 6,158,649

(b)	Amount includes $271,871 of net dividends and financing fees.
(d)	Amount includes $(31,396) of net dividends and financing fees.
(f)	Amount includes $(721,952) of net dividends and financing fees.
(h)	Amount includes $38,927 of net dividends and financing fees.
(j)	Amount includes $(91,405) of net dividends and financing fees.
(l)	Amount includes $(1,797,733) of net dividends and financing fees.
(n)	Amount includes $690,219 of net dividends and financing fees.
(p)	Amount includes $1,604 of net dividends and financing fees.
(r)	Amount includes $(71,789) of net dividends and financing fees.
(t)	Amount includes $(396,342) of net dividends and financing fees.
(v)	Amount includes $(632,757) of net dividends and financing fees.
(w)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	0-35 basis points	25 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	Sterling Overnight Index Average:	Sterling Overnight Index Average:
		GBP 1-Day	GBP 1-Day
USD Overnight Bank Funding Rate
	(g)	(i)	(k)
Range:	0-20 basis points	15-20 basis points	15-20 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	USD Overnight Bank Funding Rate
	(m)	(o)	(q)
Range:	0-44 basis points	15 basis points	15-120 basis points
Benchmarks:	USD Overnight Bank Funding Rate	U.S. Overnight Federal Funds Effective Rate	U.S. Overnight Federal Funds Effective Rate
	(s)	(u)
Range:	25-26 basis points	15-25 basis points
Benchmarks:	Euro Short-Term Rate:	Sterling Overnight Index Average:
	EUR 1-Day	GBP 1-Day
	Sterling Overnight Index Average:	USD Overnight Bank Funding Rate
GBP 1-Day

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date December 22, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Chemicals
Corteva, Inc.	309,355	$19,483,178	(20.4)%
Dow, Inc.	90,275	3,440,380	(3.6)
DuPont de Nemours, Inc.	311,155	25,443,145	(26.7)
		48,366,703
Total Reference Entity — Long		48,366,703
Reference Entity — Short
Common Stocks
Chemicals
Air Products and Chemicals, Inc.	716	(226,363)	0.2
Albemarle Corp.	21,502	(1,656,299)	1.7
Arcadium Lithium PLC	2,767	(16,159)	0.0
Celanese Corp.	17,673	(900,263)	0.9
Eastman Chemical Co.	24,196	(2,367,579)	2.5
Ecolab, Inc.	10,796	(2,904,232)	3.1
FMC Corp.	17,244	(636,304)	0.7
Linde PLC	2,730	(1,275,046)	1.3
LyondellBasell Industries NV, Class A	30,565	(2,348,309)	2.5
Mosaic Co. (The)	110,758	(2,649,331)	2.8
PPG Industries, Inc.	19,099	(2,162,389)	2.3
		(17,142,274)
Construction Materials
Martin Marietta Materials, Inc.	7,739	(3,739,020)	3.9
Vulcan Materials Co.	13,915	(3,441,319)	3.6
		(7,180,339)
Containers & Packaging
Avery Dennison Corp.	13,815	(2,596,805)	2.7
Ball Corp.	25,372	(1,336,851)	1.4
International Paper Co.	44,524	(2,508,927)	2.6
Sealed Air Corp.	46,511	(1,589,746)	1.7
Smurfit WestRock PLC	49,708	(2,588,296)	2.7
		(10,620,625)
Metals & Mining
Freeport-McMoRan, Inc.	157,530	(5,814,432)	6.1
Newmont Corp.	28,523	(1,221,926)	1.3
Nucor Corp.	41,500	(5,705,005)	6.0
		(12,741,363)
Paper & Forest Products
Sylvamo Corp.	3,472	(246,859)	0.3
	Shares	Value	% of Basket Value
Investment Companies
Equity Funds
Industrial Select Sector SPDR Fund	509,328	$(69,436,686)	72.8%
SPDR S&P 500 ETF Trust	44,307	(26,326,334)	27.6
		(95,763,020)
Total Reference Entity — Short		(143,694,480)
Net Value of Reference Entity — Barclays Bank PLC		$(95,327,777)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with BNP Paribas SA as of period end, termination date July 22, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Capital Markets
Hargreaves Lansdown PLC	3,113,406	$43,388,136	84.1%
Insurance
Direct Line Insurance Group PLC	5,405,828	18,876,775	36.6
Total Reference Entity — Long		62,264,911
Reference Entity — Short
Common Stocks
Insurance
Aviva PLC	1,549,898	(10,664,029)	(20.7)
Total Reference Entity — Short		(10,664,029)
Net Value of Reference Entity — BNP Paribas SA		$51,600,882
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Containers & Packaging
International Paper Co.	814,203	$44,808,149	(422.5)%
Oil, Gas & Consumable Fuels
Hess Corp.	698,611	104,051,122	(981.2)
Total Reference Entity — Long		148,859,271

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Containers & Packaging
International Paper Co.	814,202	$(45,880,282)	432.6%
Oil, Gas & Consumable Fuels
Chevron Corp.	716,077	(113,584,134)	1,071.1
Total Reference Entity — Short		(159,464,416)
Net Value of Reference Entity — Citibank N.A.		$(10,605,145)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination date February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Howmet Aerospace, Inc.	12,921	$1,765,008	(6.9)%
Health Care Providers & Services
Cigna Group (The)	4,366	1,348,439	(5.2)
Elevance Health, Inc.	45,968	18,243,780	(71.2)
		19,592,219
Investment Companies
Equity Funds
iShares U.S. Real Estate ETF	298	29,326	(0.1)
Total Reference Entity — Long		21,386,553
Reference Entity — Short
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	7,365	(3,498,080)	13.6
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	3,501	(4,455,793)	17.4
Waters Corp.	157	(59,242)	0.2
		(4,515,035)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	42,626	(4,256,632)	16.6
Analog Devices, Inc.	20,496	(4,715,310)	18.4
Applied Materials, Inc.	22,548	(3,564,162)	13.9
ASML Holding NV, Registered Shares	3,692	(2,617,923)	10.2
KLA Corp.	7,892	(5,594,165)	21.8
Lam Research Corp.	63,320	(4,859,177)	19.0
Microchip Technology, Inc.	21,237	(1,250,010)	4.9
Micron Technology, Inc.	21,089	(1,974,563)	7.7
MKS Instruments, Inc.	3,186	(292,539)	1.1
Monolithic Power Systems, Inc.	1,760	(1,075,378)	4.2
ON Semiconductor Corp.	16,900	(795,145)	3.1
	Shares	Value	% of Basket Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.	6,560	$(476,846)	1.9%
Skyworks Solutions, Inc.	9,004	(600,207)	2.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,187	(4,185,949)	16.3
Teradyne, Inc.	9,293	(1,020,929)	4.0
Texas Instruments, Inc.	8,830	(1,730,592)	6.8
		(39,009,527)
Total Reference Entity — Short		(47,022,642)
Net Value of Reference Entity — Citibank N.A.		$(25,636,089)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 18, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Media
Interpublic Group of Cos., Inc. (The)	1,812,803	$49,670,802	78.6%
Software
Altair Engineering, Inc., Class A	583,439	65,111,793	103.1
Total Reference Entity — Long		114,782,595
Reference Entity — Short
Common Stocks
Media
Omnicom Group, Inc.	623,605	(51,609,550)	(81.7)
Total Reference Entity — Short		(51,609,550)
Net Value of Reference Entity — Goldman Sachs Bank USA		$63,173,045
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 9, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Spirit AeroSystems Holdings, Inc., Class A	684,427	$23,886,502	756.5%
Consumer Finance
Discover Financial Services	220,243	42,989,231	1,361.4

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Containers & Packaging
Berry Global Group, Inc.	106,902	$7,715,117	244.3%
Energy Equipment & Services
ChampionX Corp.	849,736	25,322,133	801.9
Media
Liberty Broadband Corp., Class C, NVS	80,635	6,633,035	210.1
Oil, Gas & Consumable Fuels
Hess Corp.	674,807	100,505,755	3,183.0
Software
ANSYS, Inc.	163,136	54,365,072	1,721.7
Total Reference Entity — Long		261,416,845
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co. (The)	54,427	(9,504,587)	(301.0)
Consumer Finance
Capital One Financial Corp.	224,472	(45,017,860)	(1,425.7)
SoFi Technologies, Inc.	84,687	(1,225,421)	(38.8)
		(46,243,281)
Containers & Packaging
Amcor PLC	775,040	(7,843,405)	(248.4)
Energy Equipment & Services
Schlumberger NV	624,556	(26,019,003)	(824.0)
Entertainment
Spotify Technology SA	8,535	(5,189,365)	(164.3)
Financial Services
Block, Inc., Class A	1,417	(92,530)	(2.9)
Ground Transportation
Uber Technologies, Inc.	35,091	(2,667,267)	(84.5)
Health Care Equipment & Supplies
Merit Medical Systems, Inc.	24,111	(2,460,286)	(77.9)
Health Care Technology
Evolent Health, Inc., Class A	16,421	(147,625)	(4.7)
Media
Charter Communications, Inc., Class A	19,030	(6,918,737)	(219.1)
Oil, Gas & Consumable Fuels
Chevron Corp.	691,676	(109,713,647)	(3,474.6)
Software
Bentley Systems, Inc., Class B	9,585	(420,781)	(13.3)
Box, Inc., Class A	77,191	(2,524,146)	(79.9)
Synopsys, Inc.	56,283	(25,737,090)	(815.1)
		(28,682,017)
Trading Companies & Distributors
Herc Holdings, Inc.	89,054	(12,777,468)	(404.7)
Total Reference Entity — Short		(258,259,218)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$3,157,627
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 9, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Semiconductors & Semiconductor Equipment
NXP Semiconductors NV	153,263	$33,041,970	(10.3)%
Total Reference Entity — Long		33,041,970
Reference Entity — Short
Common Stocks
Commercial Services & Supplies
Republic Services, Inc.	83,335	(19,752,061)	6.2
Waste Management, Inc.	75,896	(17,667,071)	5.5
		(37,419,132)
Investment Companies
Equity Funds
Consumer Staples Select Sector SPDR Fund	314,152	(26,099,748)	8.2
iShares Russell 2000 ETF	72,139	(15,484,636)	4.8
Materials Select Sector SPDR Fund	235,510	(20,903,868)	6.5
SPDR S&P 500 ETF Trust	414,914	(246,533,601)	77.2
VanEck Semiconductor ETF	25,559	(5,949,368)	1.9
		(314,971,221)
Total Reference Entity — Short		(352,390,353)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(319,348,383)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date November 6, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Financial Services
Shift4 Payments, Inc., Class A	23,727	$(2,343,041)	50.9%
Machinery
Middleby Corp. (The)	13,686	(2,263,802)	49.1%
Total Reference Entity — Short		(4,606,843)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(4,606,843)

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination date November 6, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
General Electric Co.	67,578	$13,987,294	13.8%
RTX Corp.	121,099	16,104,956	16.0
TransDigm Group, Inc.	17,033	23,287,518	23.1
		53,379,768
Chemicals
Olin Corp.	64,670	1,641,971	1.6
Health Care Providers & Services
Cigna Group (The)	87,544	27,037,964	26.8
Elevance Health, Inc.	73,245	29,069,476	28.8
Humana, Inc.	110,629	29,916,294	29.7
		86,023,734
Life Sciences Tools & Services
Danaher Corp.	5,652	1,174,260	1.2
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	92,230	18,393,429	18.3
Investment Companies
Equity Funds
SPDR S&P 500 ETF Trust	266	158,052	0.2
Total Reference Entity — Long		160,771,214
Reference Entity — Short
Common Stocks
Aerospace & Defense
Boeing Co. (The)	11,140	(1,945,378)	(1.9)
Air Freight & Logistics
FedEx Corp.	7,161	(1,882,627)	(1.9)
United Parcel Service, Inc., Class B	15,116	(1,799,258)	(1.8)
		(3,681,885)
Construction Materials
Martin Marietta Materials, Inc.	6,673	(3,223,993)	(3.2)
Vulcan Materials Co.	14,384	(3,557,307)	(3.5)
		(6,781,300)
Electrical Equipment
Emerson Electric Co.	28,411	(3,455,062)	(3.4)
Rockwell Automation, Inc.	7,016	(2,014,644)	(2.0)
		(5,469,706)
Ground Transportation
Union Pacific Corp.	9,365	(2,310,252)	(2.3)
Health Care Equipment & Supplies
Solventum Corp.	2,239	(178,560)	(0.2)
	Shares	Value	% of Basket Value
Health Care Providers & Services
UnitedHealth Group, Inc.	7,048	$(3,347,518)	(3.3)%
Industrial Conglomerates
3M Co.	22,352	(3,467,242)	(3.4)
Life Sciences Tools & Services
Mettler-Toledo International, Inc.	263	(334,726)	(0.3)
Waters Corp.	545	(205,650)	(0.2)
		(540,376)
Machinery
Caterpillar, Inc.	5,617	(1,931,967)	(1.9)
Cummins, Inc.	6,874	(2,530,869)	(2.5)
Deere & Co.	4,955	(2,382,315)	(2.4)
Illinois Tool Works, Inc.	7,670	(2,024,727)	(2.0)
Parker-Hannifin Corp.	3,663	(2,448,752)	(2.5)
Stanley Black & Decker, Inc.	11,894	(1,029,188)	(1.0)
		(12,347,818)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	2,912	(290,792)	(0.3)
Analog Devices, Inc.	4,991	(1,148,229)	(1.1)
Applied Materials, Inc.	3,540	(559,568)	(0.6)
ASML Holding NV, Registered Shares	645	(457,357)	(0.4)
KLA Corp.	1,060	(751,370)	(0.7)
Lam Research Corp.	7,570	(580,922)	(0.6)
Microchip Technology, Inc.	9,707	(571,354)	(0.6)
Micron Technology, Inc.	7,041	(659,249)	(0.7)
MKS Instruments, Inc.	3,370	(309,433)	(0.3)
Monolithic Power Systems, Inc.	629	(384,325)	(0.4)
ON Semiconductor Corp.	5,774	(271,667)	(0.3)
Qorvo, Inc.	3,708	(269,535)	(0.3)
Skyworks Solutions, Inc.	6,021	(401,360)	(0.4)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,287	(954,462)	(0.9)
Teradyne, Inc.	4,856	(533,480)	(0.5)
Texas Instruments, Inc.	5,605	(1,098,524)	(1.1)
		(9,241,627)
Investment Companies
Equity Funds
iShares U.S. Home Construction ETF	56,826	(5,616,682)	(5.6)
iShares U.S. Real Estate ETF	50,985	(5,017,434)	(5.0)
		(10,634,116)
Total Reference Entity — Short		(59,945,778)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$100,825,436
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with SG Americas Securities, LLC as of period end, termination date August 12, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Capital Markets
Hargreaves Lansdown PLC	7,434,887	$103,611,892	42.2%

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
	Shares	Value	% of Basket Value
Chemicals
Covestro AG	1,420,405	$87,376,008	35.5%
Hotels, Restaurants & Leisure
Just Eat Takeaway.com NV	887,773	17,921,888	7.3
Insurance
Direct Line Insurance Group PLC	24,264,639	84,730,431	34.5
Total Reference Entity — Long		293,640,219
Reference Entity — Short
Common Stocks
Insurance
Aviva PLC	6,956,626	(47,864,867)	(19.5)
Total Reference Entity — Short		(47,864,867)
Net Value of Reference Entity — SG Americas Securities LLC		$245,775,352
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of period end, termination dates March 18, 2025 to March 19, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Consumer Finance
Discover Financial Services	247,593	$48,327,678	(1,696.0)%
	Shares	Value	% of Basket Value
Containers & Packaging
International Paper Co.	432,184	$23,784,425	(834.7)%
Total Reference Entity — Long		72,112,103
Reference Entity — Short
Common Stocks
Consumer Finance
Capital One Financial Corp.	252,346	(50,607,990)	1,776.0
Containers & Packaging
International Paper Co.	432,184	(24,353,569)	854.7
Total Reference Entity — Short		(74,961,559)
Net Value of Reference Entity — UBS AG		$(2,849,456)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Event Driven Equity Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,660,087,273	$ —	$ —	$ 1,660,087,273
Corporate Bonds	—	331,876,449	—	331,876,449
Floating Rate Loan Interests	—	173,648,105	210,049	173,858,154
Investment Companies
Equity Funds	—	646,076	—	646,076
Fixed-Income Funds	374,307,941	—	—	374,307,941
Preferred Securities
Preferred Stocks	29,234,305	13,308,230	838,338	43,380,873
Rights	—	14,551	—	14,551
Short-Term Securities
Money Market Funds	2,139,948,822	—	—	2,139,948,822
	$ 4,203,578,341	$ 519,493,411	$ 1,048,387	$ 4,724,120,139
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 4,053,830	$ 18,703,302	$ —	$ 22,757,132
Liabilities
Equity Contracts	—	(2,325,809)	—	(2,325,809)
	$ 4,053,830	$ 16,377,493	$ —	$ 20,431,323

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
LP	Limited Partnership
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipt